As filed with the Securities and Exchange Commission on August 28, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Steven C. Leuthold
Leuthold Weeden Capital Management, LLC
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2008

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2008 (Unaudited)
Leuthold Core Investment Fund

	Shares	Value
COMMON STOCKS - 48.19%
Biotechnology - 6.55%
Alexion Pharmaceuticals, Inc. (a)	66,653	4,832,343
Biogen Idec, Inc. (a)	351,001	19,617,446
BioMarin Pharmaceuticals, Inc. (a)	105,527	3,058,172
Celgene Corp. (a)	389,371	24,869,126
Cephalon, Inc. (a)	61,044	4,071,024
Genentech, Inc. (a)	263,478	19,997,980
Gilead Sciences, Inc. (a)	361,458	19,139,201
ImClone Systems, Inc. (a)	99,365	4,020,308
Myriad Genetics, Inc. (a)	91,969	4,186,429
OSI Pharmaceuticals, Inc. (a)	90,291	3,730,824
United Therapeutics Corp. (a)	44,034	4,304,324
		111,827,177
Chemicals - 0.26%
Orica Ltd.	160,000	4,494,167
Chemicals & Chemical Preparations, Not Elsewhere Classified - 0.23%
Nalco Holding Company	187,244	3,960,211
Commercial Banks - 2.36%
Citizens Banking Corp.	260,699	735,171
Cullen/Frost Bankers, Inc.	90,724	4,522,592
FirstMerit Corp.	158,048	2,577,763
Hancock Holding Co.	158,059	6,210,138
National Penn Bancshares, Inc.	215,661	2,863,978
Old National Bancorp	181,674	2,590,671
Sterling Bancshares, Inc.	328,986	2,990,483
SunTrust Banks, Inc.	87,395	3,165,447
Susquehanna Bancshares, Inc.	160,536	2,197,738
TCF Financial Corp.	182,480	2,195,234
UMB Financial Corp.	58,485	2,998,526
United Bankshares, Inc.	89,417	2,052,120
Whitney Holding Corp.	131,964	2,414,941
Wilmington Trust Corp.	105,147	2,780,087
		40,294,889
Commercial Services & Supplies - 1.39%
Energysolutions, Inc.	352,756	7,884,097
Stericycle, Inc. (a)	220,666	11,408,432
Tetra Tech, Inc. (a)	193,586	4,378,915
		23,671,444
Communications Equipment - 0.41%
Echelon Corp. (a)	647,445	7,057,150
Depository Institutions - 0.40%
Barclays Bank PLC (a)	130,154	6,836,990
Electric Services - 0.44%
Ormat Technologies, Inc.	153,825	7,565,113
Electrical Equipment - 2.31%
China Sunergy Co. Ltd. - ADR (a)	158,273	1,308,918
First Solar, Inc. (a)	28,251	7,707,438
Ja Solar Holdings Co. Ltd. - ADR (a)	660,005	11,121,084
Roper Industries, Inc.	137,179	9,037,352
Suntech Power Holdings Co., Ltd. - ADR (a)	205,347	7,692,299
Yingli Green Energy Holding Co. Ltd. - ADR (a)	162,473	2,586,570
		39,453,661
Electronic Equipment & Instruments - 1.18%
Itron, Inc. (a)	125,709	12,363,480
Sunpower Corp. (a)	107,382	7,729,356
		20,092,836
Energy Equipment & Services - 9.66%
Diamond Offshore Drilling	222,771	30,996,357
ENSCO International, Inc.	356,806	28,808,516
Noble Corp.	528,303	34,318,563
Pride International, Inc. (a)	771,461	36,482,391
Transocean Inc. (a)	225,701	34,394,575
		165,000,402
Food & Staples Retailing - 4.03%
BJ's Wholesale Club, Inc. (a)	355,593	13,761,449
Costco Wholesale Corp.	325,880	22,857,223
Wal-Mart Stores, Inc.	571,466	32,116,389
		68,735,061
Insurance - 2.55%
Aflac, Inc.	204,227	12,825,456
Manulife Financial Corp.	150,495	5,223,681
MetLife, Inc.	110,079	5,808,869
Stancorp Financial Group, Inc.	117,801	5,531,935
Sun Life Financial, Inc.	106,054	4,342,911
UnumProvident Corp.	478,739	9,790,213
		43,523,065
Machinery - 7.09%
Bucyrus International, Inc. - Class A	494,205	36,086,849
Caterpillar, Inc.	265,431	19,594,116
Joy Global, Inc.	415,290	31,491,441
Komatsu Ltd.	492,000	13,714,932
Pentair, Inc.	127,066	4,449,851
Terex Corp. (a)	304,785	15,656,805
		120,993,994
Metals & Mining - 2.84%
Aluminum Corp of China Ltd. - ADR	65,991	1,883,383
BHP Billiton Ltd. - ADR	138,565	11,804,352
Cameco Corp.	102,318	4,386,373
Companhia Vale do Rio Doce - ADR	380,479	13,628,758
Freeport-McMoran Copper & Gold, Inc.	144,000	16,875,360
		48,578,226
Multi-Utilities - 0.19%
Veolia Environnement - ADR	58,789	3,283,366
Oil & Gas - 2.04%
Frontier Oil Corp.	293,428	7,015,864
Holly Corp.	142,051	5,244,523
Sunoco, Inc.	198,676	8,084,126
Tesoro Petroleum Corp.	368,572	7,286,668
Valero Energy Corp.	173,783	7,156,384
		34,787,565
Oil, Gas & Consumable Fuels - 0.34%
CVR Energy, Inc. (a)	223,020	4,293,135
El Paso Pipeline Partners LP	33,012	681,066
Kinder Morgan Energy Partners LP	13,210	736,193
		5,710,394
Pharmaceuticals - 3.13%
Genzyme Corp. (a)	150,120	10,811,642
Par Pharmaceutical Companies, Inc. (a)	360,944	5,858,121
Teva Pharmaceutical Industries, Ltd. - ADR	560,038	25,649,740
Watson Pharmaceuticals, Inc. (a)	410,632	11,156,872
		53,476,375
Refined Petroleum Pipelines - 0.01%
Sunoco Logistics Partners LP	5,053	236,986
Thrifts & Mortgage Finance - 0.13%
Webster Financial Corp.	117,381	2,183,287
Wireless Telecommunication Services - 0.65%
Millicom International Cellular, SA	107,434	11,119,419
TOTAL COMMON STOCKS (Cost $772,596,871)		$822,881,778

INVESTMENT COMPANIES - 13.59%
Exchange Traded Funds - 11.15%
iShares China 25 Fund	21,171	$2,783,775
iShares MSCI Brazil Index Fund	98,720	8,844,325
iShares MSCI Emerging Markets Index Fund	132,401	17,950,927
iShares MSCI Malaysia Index Fund	422,479	4,372,658
iShares MSCI Singapore	424,962	5,261,030
iShares MSCI South Africa Fund	25,676	2,923,213
iShares MSCI South Korea Index Fund	137,736	7,049,328
iShares MSCI Taiwan Index Fund	220,656	3,117,869
iShares S&P Latin America Fund	51,950	14,286,250
iShares Trust	242,877	16,765,799
Market Vectors ETF Trust	59,111	3,204,998
Powershares QQQ Trust	363,053	16,399,104
SPDR Emerging Middle East & Africa Index Fund	41,546	2,705,891
SPDR Trust Series 1	661,271	84,629,463
		190,294,630
Mutual Funds - 2.44%
ING Russia Fund	202,278	14,262,629
Matthews China Fund	247,688	7,462,835
Matthews India Fund	415,330	6,404,392
Matthews Korea Fund	866,144	4,322,059
USGI Accolade Funds: Eastern European Fund	619,211	9,368,668
		41,820,583
TOTAL INVESTMENT COMPANIES (Cost $200,657,910)		$232,115,213

PREFERRED STOCKS - 0.63%
Food & Staples Retailing - 0.63%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	251,395	10,674,232
TOTAL PREFERRED STOCKS (Cost $8,435,559)		$10,674,232
	Principal
	Amount	Value
FOREIGN GOVERNMENT BONDS - 9.82%
New South Wales Treasury Bond (b)
6.00%, 10/01/2009	$91,620,000	86,313,377
Republic of Brazil (b)
12.50%, 01/05/2022	134,000,000	81,289,377
TOTAL FOREIGN GOVERNMENT BONDS (Cost $169,895,751)		$167,602,754
	Shares
SHORT-TERM INVESTMENTS - 14.54%
Money Market Funds - 14.54%
AIM Prime Portfolio Money Market Fund
5.23%	80,000,000	$80,000,000
Fidelity Money Market Portfolio - Select Class
5.16%	168,341,690	168,341,690
		248,341,690
TOTAL SHORT-TERM INVESTMENTS (Cost $248,341,690)		$248,341,690

Total Investments (Cost $1,399,927,781) - 86.77%		$1,481,615,667
Other Assets in Excess of Liabilities - 13.23%		225,907,481
TOTAL NET ASSETS - 100.00%		$1,707,523,148

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(a) Non Income Producing
(b) Foreign issue security

Schedule of Investments
June 30, 2008 (Unaudited)
Leuthold Select Industries Fund

		Shares	Value
COMMON STOCKS - 97.31%
Biotechnology - 13.59%
Alexion Pharmaceuticals, Inc. (a)		4,455	$322,988
Biogen Idec, Inc. (a)		23,461	1,311,235
BioMarin Pharmaceuticals, Inc. (a)		7,103	205,845
Celgene Corp. (a)		26,395	1,685,849
Cephalon, Inc. (a)		4,164	277,697
Genentech, Inc. (a)		17,283	1,311,780
Gilead Sciences, Inc. (a)		24,325	1,288,009
ImClone Systems, Inc. (a)		6,950	281,197
Myriad Genetics, Inc. (a)		6,439	293,103
OSI Pharmaceuticals, Inc. (a)		6,160	254,531
United Therapeutics Corp. (a)		3,060	299,115
			7,531,349
Chemicals - 0.56%
Orica Ltd.		11,000	308,974
Chemicals & Chemical Preparations, Not Elsewhere Classified - 0.48%
Nalco Holding Company		12,540	265,221
Commercial Banks - 4.76%
Citizens Banking Corp.		17,001	47,943
Cullen/Frost Bankers, Inc.		5,976	297,904
FirstMerit Corp.		10,230	166,851
Hancock Holding Co.		10,515	413,134
National Penn Bancshares, Inc.		14,005	185,986
Old National Bancorp		11,778	167,954
Sterling Bancshares, Inc.		21,329	193,881
SunTrust Banks, Inc.		5,767	208,881
Susquehanna Bancshares, Inc.		10,408	142,486
TCF Financial Corp.		11,830	142,315
UMB Financial Corp.		3,859	197,851
United Bankshares, Inc.		5,967	136,943
Whitney Holding Corp.		8,555	156,556
Wilmington Trust Corp.		6,818	180,268
			2,638,953
Commercial Services & Supplies - 2.86%
Energysolutions, Inc.		23,817	532,310
Stericycle, Inc. (a)		14,627	756,216
Tetra Tech, Inc. (a)		12,985	293,721
			1,582,247
Communications Equipment - 0.86%
Echelon Corp. (a)		43,616	475,414
Electric Services - 0.84%
Ormat Technologies, Inc.		9,512	467,800
Electrical Equipment - 2.49%
China Sunergy Co. Ltd. - ADR (a)		10,543	87,191
First Solar, Inc. (a)		1,887	514,811
Roper Industries, Inc.		9,168	603,988
Yingli Green Energy Holding Co. Ltd. - ADR (a)		10,824	172,318
			1,378,308
Electronic & Other Electrical Equipment & Components, Except Computer Equipment - 0.93%
Suntech Power Holdings Co., Ltd. - ADR (a)		13,750	515,075
Electronic Equipment & Instruments - 2.09%
Itron, Inc. (a)		8,374	823,583
Sunpower Corp. (a)		4,628	333,123
			1,156,706
Energy Equipment & Services - 19.84%
Diamond Offshore Drilling		15,076	2,097,675
ENSCO International, Inc.		24,195	1,953,504
Noble Corp.		34,824	2,262,167
Pride International, Inc. (a)		50,307	2,379,018
Transocean Inc. (a)		15,107	2,302,156
			10,994,520
Food & Staples Retailing - 8.27%
BJ's Wholesale Club, Inc. (a)		23,842	922,685
Costco Wholesale Corp.		21,794	1,528,631
Wal-Mart Stores, Inc.		37,878	2,128,744
			4,580,060
Insurance - 5.34%
Aflac, Inc.		13,932	874,930
Manulife Financial Corp.		10,267	356,368
MetLife, Inc.		7,618	402,002
Stancorp Financial Group, Inc.		7,892	370,608
Sun Life Financial, Inc.		7,040	288,288
UnumProvident Corp.		32,659	667,876
			2,960,072
Machinery - 14.77%
Bucyrus International, Inc. - Class A		33,296	2,431,274
Caterpillar, Inc.		18,305	1,351,275
Joy Global, Inc.		27,493	2,084,794
Komatsu Ltd.		34,000	947,780
Pentair, Inc.		8,054	282,051
Terex Corp. (a)		21,096	1,083,702
			8,180,876
Metals & Mining - 5.48%
Aluminum Corp of China Ltd. - ADR		4,525	129,143
BHP Billiton Ltd. - ADR		8,587	731,527
Cameco Corp.		7,162	307,035
Companhia Vale do Rio Doce - ADR		22,883	819,669
Freeport-McMoran Copper & Gold, Inc.		8,952	1,049,085
			3,036,459
Multi-Utilities - 0.40%
Veolia Environnement - ADR		3,931	219,546
Oil & Gas - 4.06%
Frontier Oil Corp.		19,421	464,356
Holly Corp.		9,368	345,867
Sunoco, Inc.		13,150	535,073
Tesoro Petroleum Corp.		21,779	430,571
Valero Energy Corp.		11,502	473,652
			2,249,519
Oil, Gas & Consumable Fuels - 0.52%
CVR Energy, Inc. (a)		14,905	286,921
Pharmaceuticals - 6.51%
Genzyme Corp. (a)		10,058	724,377
Par Pharmaceutical Companiess, Inc. (a)		24,141	391,809
Teva Pharmaceutical Industries, Ltd. - ADR		38,132	1,746,446
Watson Pharmaceuticals, Inc. (a)		27,490	746,903
			3,609,535
Semiconductor & Semiconductor Equipment - 1.04%
Ja Solar Holdings Co. Ltd. - ADR (a)		34,286	577,719
Thrifts & Mortgage Finance - 0.26%
Webster Financial Corp.		7,614	141,620
Wireless Telecommunication Services - 1.36%
Millicom International Cellular, SA		7,258	751,203
TOTAL COMMON STOCKS (Cost $49,788,438)			$53,908,097
PREFERRED STOCKS - 1.27%
Food & Staples Retailing - 1.27%
Cia Brasileira de Distribuicao Grupo Pao de Acucar		16,574	703,732
TOTAL PREFERRED STOCKS (Cost $548,518)			$703,732

SHORT TERM INVESTMENTS - 1.62%
Money Market Funds - 1.62%
Fidelity Money Market Portfolio - Select Class		899,559	899,559
TOTAL SHORT TERM INVESTMENTS (Cost $899,559)			$899,559

Total Investments (Cost $51,236,515) - 100.20%			$55,511,388
Liabilities in Excess of Other Assets - (0.20)%			(110,793)
TOTAL NET ASSETS - 100.00%			$55,400,595

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a) Non Income Producing

Schedule of Investments
June 30, 2008 (Unaudited)
Grizzly Short Fund

	Shares	Value
SHORT-TERM INVESTMENTS - 11.38%
Money Market Funds - 11.38%
Fidelity Money Market Portfolio - Select Class
5.16%	8,675,640	8,675,640
TOTAL SHORT-TERM INVESTMENTS (Cost $8,675,640)		$8,675,640

Total Investments (Cost $8,675,640) - 11.38%		$8,675,640
Other Assets in Excess of Liabilities - 88.62%		67,542,146
TOTAL NET ASSETS - 100.00%		$76,217,786

Schedule of Securities Sold Short
June 30, 2008 (Unaudited)
Grizzly Short Fund

	Shares	Value
COMMON STOCKS - 83.49%
Airlines - 1.40%
Southwest Airlines Co.	81,699	$1,065,355
Beverages - 1.16%
Constellation Brands, Inc. - Class A (a)	44,447	882,717
Biotechnology - 0.98%
Amylin Pharmaceuticals, Inc. (a)	29,427	747,152
Capital Markets - 5.97%
Jefferies Group, Inc.	50,714	853,010
Legg Mason, Inc.	20,070	874,450
Lehman Brothers Holdings, Inc.	31,131	616,705
Merrill Lynch & Co, Inc.	19,281	611,400
Morgan Stanley	20,386	735,323
The Goldman Sachs Group, Inc.	4,907	858,234
		4,549,122
Chemicals - 0.87%
Chemtura Corp.	113,083	660,405
Commercial Banks - 2.16%
CDN Imperial Bank of Commerce	15,368	844,318
Synovus Financial Corp.	91,814	801,536
		1,645,854
Communications Equipment - 7.03%
Ciena Corp. (a)	33,166	768,456
CommScope, Inc. (a)	18,303	965,849
Echostar Holding Corp. (a)	26,981	842,347
JDS Uniphase Corp. (a)	85,408	970,235
Nortel Networks Corp. (a)	108,933	895,429
Polycom, Inc. (a)	37,631	916,691
		5,359,007
Construction Materials - 1.78%
Eagle Materials, Inc.	28,717	727,402
Vulcan Materials Co.	10,508	628,168
		1,355,570
Consumer Finance - 1.96%
Capital One Financial Corp.	18,334	696,875
SLM Corp. (a)	41,229	797,781
		1,494,656
Diversified Consumer Services - 1.36%
Sotheby's Holdings	39,398	1,038,925
Diversified Financial Services - 1.93%
CIT Group, Inc.	110,827	754,732
Citigroup, Inc.	42,712	715,853
		1,470,585
Diversified Telecommunication Services - 2.50%
Citizens Communications Co. (a)	101,202	1,150,748
TW Telecom, Inc. (a)	47,209	756,760
		1,907,508
Food Products - 0.88%
Dean Foods Co. (a)	34,018	667,433
Health Care Equipment & Supplies - 4.82%
Cooper Companies, Inc.	25,671	953,678
Hill Rom Holdings, Inc.	30,657	827,126
Inverness Medical Innovations, Inc. (a)	26,239	870,348
Masimo Corp. (a)	29,679	1,019,474
		3,670,626
Health Care Providers & Services - 0.99%
Brookdale Senior Living, Inc.	37,205	757,494
Health Care Technology - 1.19%
Health Corporation (a)	80,106	906,800
Hotels Restaurants & Leisure - 5.73%
Las Vegas Sands Corp. (a)	18,492	877,260
Melco Pbl Entertainment - ADR (a)	79,870	744,388
Orient-Express Hotels Ltd. (a)	25,295	1,098,815
Starwood Hotels & Resorts Worldwide	20,417	818,109
Wyndham Worldwide Corp.	46,215	827,711
		4,366,283
Household Durables - 5.21%
Centex Corp.	31,541	421,703
D.R. Horton, Inc.	50,506	547,990
Jarden Corp. (a)	40,818	744,520
MDC Holdings, Inc.	23,068	901,036
Pulte Homes, Inc.	61,599	593,198
Toll Brothers, Inc. (a)	40,534	759,202
		3,967,649
Independent Power Producers & Energy Traders - 1.46%
Mirant Corp. (a)	28,511	1,116,206
Industrial Conglomerates - 2.78%
Teleflex, Inc.	18,174	1,010,293
Tyco International Ltd. (a)	27,699	1,109,068
		2,119,361
Insurance - 1.94%
American International Group, Inc.	25,435	673,010
First American Corp.	30,484	804,778
		1,477,788
Internet Software & Services - 2.69%
Digital River, Inc. (a)	25,466	982,478
VeriSign, Inc. (a)	28,275	1,068,795
		2,051,273
Media - 4.93%
Belo Corp.	52,242	381,889
Cablevision Systems Corp. (a)	37,379	844,765
Interpublic Group of Companies, Inc. (a)	107,119	921,223
Lamar Advertising Co. (a)	24,535	883,996
Virgin Media, Inc.	53,315	725,617
		3,757,490
Multi-Utilities - 1.00%
CMS Energy Corp.	51,074	761,003
Oil, Gas & Consumable Fuels - 1.31%
Linn Energy LLC	40,266	1,000,610
Paper & Forest Products - 0.81%
Weyerhaeuser Co.	12,055	616,493
Pharmaceuticals - 2.51%
Mylan Laboratories	78,418	946,505
Sepracor, Inc. (a)	48,424	964,606
		1,911,111
Real Estate Investment Trusts (REITs) - 2.14%
Kilroy Realty Corp.	18,224	857,075
SL Green Realty Corp.	9,372	775,252
		1,632,327
Real Estate Management & Development - 2.41%
Brookfield Asset Management, Inc.	25,403	826,614
Brookfield Properties Co.	56,676	1,008,266
		1,834,880
Semiconductors & Semiconductor Equipment - 5.19%
Advanced Micro Devices, Inc. (a)	109,296	637,196
Infineon Technologies AG - ADR (a)	103,332	881,422
Micron Technology, Inc. (a)	111,316	667,896
ON Semiconductor Corp. (a)	94,544	866,968
PMC-Sierra, Inc. (a)	118,243	904,559
		3,958,041
Specialty Retail - 1.30%
Foot Locker, Inc.	79,813	993,672
Textiles, Apparel & Luxury Goods - 1.01%
Liz Claiborne, Inc.	54,672	773,609
Thrifts & Mortgage Finance - 2.28%
Fannie Mae	34,318	669,544
Freddie Mac	37,126	608,866
Washington Mutual, Inc.	92,934	458,165
		1,736,575
Water Utilities - 0.79%
Aqua America, Inc.	37,647	601,223
Wireless Telecommunication Services - 1.02%
Leap Wireless International, Inc. (a)	18,019	777,880
TOTAL COMMON STOCKS (Proceeds $73,464,386)		$63,632,683

INVESTMENT COMPANIES - 8.20%
Exchange Traded Funds - 8.20%
iShares Trust - Russell 2000	59,809	4,128,615
Powershares - QQQ Trust	46,908	2,118,835
TOTAL INVESTMENT COMPANIES (Proceeds $7,294,653)		6,247,450
TOTAL SECURITIES SOLD SHORT - 91.69%		$69,880,133
(Proceeds $80,759,039)

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(a) Non Income Producing

Schedule of Investments
June 30, 2008 (Unaudited)
Leuthold Asset Allocation Fund

		Shares	Value
COMMON STOCKS - 47.81%
Auto Components - 0.15%
ArvinMeritor, Inc.		230,593	2,877,801
Automobiles - 0.26%
Harley-Davidson, Inc.		139,351	5,052,867
Beverages - 0.45%
The Coca-Cola Co.		168,285	8,747,454
Biotechnology - 1.47%
Biogen Idec, Inc. (a)		155,504	8,691,118
Genentech, Inc. (a)		146,983	11,156,010
Invitrogen Corp. (a)		230,061	9,032,195
			28,879,323
Bottled & Canned Soft Drinks & Carbonated Waters - 0.47%
Coca-Cola Femsa SA de CV - ADR		164,025	9,249,370
Chemicals - 1.92%
CF Industries Holdings, Inc.		80,947	12,368,702
The Dow Chemical Co.		138,537	4,836,327
NL Industries		172,797	1,646,755
Potash Corp.		42,821	9,787,596
RPM International, Inc.		441,634	9,097,660
			37,737,040
Commercial Banks - 2.14%
Banco Bradesco SA		468,642	9,588,415
Comerica, Inc.		129,643	3,322,750
HSBC Holdings PLC - ADR		62,480	4,792,216
PNC Financial Services Group		155,350	8,870,485
SunTrust Banks, Inc.		89,069	3,226,079
TCF Financial Corp.		301,603	3,628,284
US Bancorp		160,374	4,472,831
Wilmington Trust Corp.		153,517	4,058,990
			41,960,050
Communications Equipment - 0.53%
Research In Motion Ltd. (a)		89,468	10,458,809
Computers & Peripherals - 0.99%
NCR Corp. (a)		94,953	2,392,815
Seagate Technology		241,251	4,615,132
Western Digital Corp. (a)		357,872	12,357,320
			19,365,267
Depository Institutions - 0.39%
Barclays Bank PLC (a)		146,983	7,721,017
Diversified Telecommunication Services - 0.25%
Telefonica SA - ADR		61,776	4,916,134
Electric Utilities - 3.40%
Allete, Inc.		187,083	7,857,486
Cleco Corp.		239,328	5,583,522
Companhia Paranaense de Energia-Copel		965,857	19,577,922
Enersis SA - ADR		302,961	4,720,132
Hawaiian Electric Industries		216,336	5,349,989
PG&E Corp.		226,610	8,994,151
TECO Energy, Inc.		570,937	12,269,436
Westar Energy, Inc.		108,394	2,331,555
			66,684,193
Electrical Equipment - 0.53%
Superior Essex, Inc. (a)		105,724	4,718,462
Thomas & Betts Corp. (a)		147,747	5,592,224
			10,310,686
Electromedical & Electrotherapeutic Apparatus - 0.14%
Syneron Medical Ltd. (a)		162,886	2,677,846
Electronic Equipment & Instruments - 1.75%
Amphenol Corp.		206,629	9,273,509
AU Optronics Corp. - ADR		1,116,355	17,683,063
SYNNEX Corp. (a)		294,385	7,386,120
			34,342,692
Energy Equipment & Services - 4.46%
Helmerich & Payne, Inc.		168,285	12,119,886
Nabors Industries Ltd. (a)		311,176	15,319,194
National-Oilwell, Inc. (a)		123,551	10,961,445
Noble Corp.		151,244	9,824,810
Pioneer Drilling Co. (a)		739,888	13,917,293
Rowan Companies, Inc.		199,590	9,330,833
Tidewater, Inc.		48,019	3,122,676
Weatherford International Ltd. (a)		259,883	12,887,598
			87,483,735
Food & Staples Retailing - 0.76%
Wal-Mart Stores, Inc.		176,806	9,936,497
Winn Dixie Stores, Inc. (a)		315,090	5,047,742
			14,984,239
Food Products - 1.40%
Archer-Daniels-Midland Co.		144,420	4,874,175
Bunge Ltd.		87,338	9,405,429
Fresh Del Monte Produce, Inc. (a)		351,482	8,284,431
Sara Lee Corp.		402,010	4,924,622
			27,488,657
Health Care Providers & Services - 1.27%
Kindred Healthcare, Inc. (a)		332,108	9,551,426
Pharmerica Corp. (a)		237,110	5,356,315
Universal Health Services, Inc.		159,764	10,100,280
			25,008,021
Household Durables - 1.55%
KB Home		393,818	6,667,339
Lennar Corp.		493,862	6,094,257
Matsushita Electric Industrial Co. Ltd. - ADR		421,778	9,034,485
Tupperware Corp.		252,385	8,636,614
			30,432,695
Insurance - 3.35%
ACE Ltd.		172,797	9,519,387
The Allstate Corp.		215,951	9,845,206
American Financial Group, Inc.		227,673	6,090,253
Arch Capital Group Ltd. (a)		96,650	6,409,828
Chubb Corp.		181,600	8,900,216
Nationwide Financial Services		133,830	6,425,178
Protective Life Corp.		114,912	4,372,401
Travelers Companies, Inc.		259,422	11,258,915
Zenith National Insurance Corp.		80,085	2,815,789
			65,637,173
Leisure Equipment & Products - 0.51%
Marvel Entertainment, Inc. (a)		313,138	10,064,255
Life Science Tools & Services - 0.49%
Thermo Electron Corp. (a)		172,545	9,615,933
Machinery - 0.97%
AGCO Corp. (a)		159,764	8,373,231
Gardner Denver, Inc. (a)		187,457	10,647,558
			19,020,789
Marine - 1.24%
Dryships, Inc.		76,687	6,148,764
Genco Shipping & Trading Ltd.		144,853	9,444,415
Kirby Corp. (a)		181,066	8,691,168
			24,284,347
Metals & Mining - 2.22%
Gerdau Ameristeel Corp.		704,020	13,587,586
Mechel Steel Group Oao - ADR (a)		240,712	11,924,872
Nucor Corp.		88,051	6,574,768
Steel Dynamics, Inc.		291,836	11,402,033
			43,489,259
Motion Picture & Video Tape Production - 0.48%
Dreamworks Animation Skg, Inc. (a)		318,507	9,494,694
Multi-Utilities - 0.36%
Duke Energy Corp.		407,305	7,078,961
Oil & Gas - 2.50%
ChevronTexaco Corp.		195,065	19,336,793
ENI SPA - ADR		125,681	9,329,301
Murphy Oil Corp.		121,421	11,905,329
Total SA - ADR		99,207	8,459,381
			49,030,804
Oil, Gas & Consumable Fuels - 1.97%
Devon Energy Corp.		261,241	31,390,719
El Paso Pipeline Partners LP		34,988	722,502
Kinder Morgan Energy Partners LP		13,690	762,944
Tsakos Energy Navigation Ltd.		157,975	5,857,713
			38,733,878
Paper & Forest Products - 0.14%
International Paper Co.		114,640	2,671,112
Pharmaceutical Preparations - 0.45%
Viropharma, Inc. (a)		797,909	8,824,874
Pharmaceuticals - 2.92%
AstraZeneca PLC - ADR		236,431	10,055,410
Bristol-Myers Squibb Co.		374,809	7,694,829
Genzyme Corp. (a)		151,244	10,892,593
Johnson & Johnson		153,805	9,895,814
Novo-Nordisk A/S - ADR		155,504	10,263,264
Sanofi-Aventis - ADR		257,753	8,565,132
			57,367,042
Phosphatic Fertilizers - 0.60%
Mosaic Co. (a)		80,947	11,713,031
Real Estate - 0.41%
Host Marriott Corp.		583,225	7,961,021
Refined Petroleum Pipelines - 0.01%
Sunoco Logistics Partners LP		5,147	241,394
Retail - 0.22%
Home Depot, Inc.		186,149	4,359,610
Road & Rail - 0.52%
CSX Corp.		164,025	10,302,410
Software - 0.54%
Oracle Corp. (a)		502,725	10,557,225
Specialty Retail - 0.09%
Chico's FAS, Inc. (a)		327,921	1,760,936
Textiles, Apparel & Luxury Goods - 0.36%
Brown Shoe Co, Inc.		132,562	1,796,215
Skechers U.S.A., Inc.- (a)		106,494	2,104,321
Warnaco Group, Inc. (a)		70,264	3,096,535
			6,997,071
Tobacco - 0.78%
British American Tobacco PLC - ADR		134,202	9,293,489
Reynolds American, Inc.		90,585	4,227,602
Universal Corp.		41,502	1,876,720
			15,397,811
Water Utilities - 1.04%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR		400,673	20,498,431
Wholesale Trade Non-Durable Goods - 0.42%
Herbalife Ltd.		210,889	8,171,949
Wireless Telecommunication Services - 0.94%
Mobile Telesystems - ADR (a)		129,942	9,954,857
Vimpekom-SP - ADR		283,315	8,408,789
			18,363,646
TOTAL COMMON STOCKS (Cost $911,528,882)			$938,015,552

INVESTMENT COMPANIES - 12.99%
Exchange Traded Funds - 11.32%
iShares China 25 Fund		87,338	$11,484,074
iShares MSCI Brazil Index Fund		110,770	9,923,884
iShares MSCI Emerging Markets Index Fund		149,113	20,216,741
iShares MSCI Malaysia Index Fund		477,163	4,938,637
iShares MSCI Singapore		479,293	5,933,647
iShares MSCI South Africa Fund		29,851	3,398,536
iShares MSCI South Korea Index Fund		244,972	12,537,667
iShares MSCI Taiwan Index Fund		249,232	3,521,648
iShares S&P Latin America Fund		59,645	16,402,375
iShares Trust		263,797	18,209,907
Market Vectors ETF Trust		66,036	3,580,472
Powershares QQQ Trust		394,324	17,811,615
SPDR Trust Series 1		711,396	91,044,460
SPDR Emerging Middle East & Africa Index Fund		46,864	3,052,252
			222,055,915
Mutual Funds - 1.67%
ING Russia Fund		225,918	15,929,452
Matthews India Fund		457,884	7,060,571
USGI Accolade Funds: Eastern European Fund		650,120	9,836,309
			32,826,332
TOTAL INVESTMENT COMPANIES (Cost $260,460,213)			$254,882,247

PREFERRED STOCKS - 1.64%
Commercial Banks - 0.49%
Banco Itau Holding Financeira SA		472,902	9,604,640
Diversified Telecommunication Services - 1.15%
Brasil Telecom SA		142,723	4,560,000
Tele Norte Leste Participacoes SA		725,462	18,071,258
			22,631,258
TOTAL PREFERRED STOCKS (Cost $32,966,096)			$32,235,898

		Principal
		Amount	Value
FOREIGN GOVERNMENT BONDS - 9.87%
New South Wales Treasury Bond (b)
6.00%, 10/01/2009		$90,935,320	100,340,949
Republic Of Brazil (b)
12.50%, 01/05/2022		153,853,000	93,332,944
TOTAL FOREIGN GOVERNMENT BONDS (Cost $196,820,236)			$193,673,893

		Shares	Value
SHORT-TERM INVESTMENTS - 17.09%
Money Market Funds - 17.09%
AIM Prime Portfolio Money Market Fund
5.23%		80,000,000	$80,000,000
Fidelity Money Market Portfolio - Select Class
5.16%		255,166,507	255,166,507
TOTAL SHORT-TERM INVESTMENTS (Cost $335,166,507)			$335,166,507

Total Investments (Cost $1,736,941,934) - 89.40%			$1,753,974,097
Other Assets in Excess of Liabilities - 10.60%			207,941,417
TOTAL NET ASSETS - 100.00%			$1,961,915,514

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non Income Producing
(b) Foreign issue security

Schedule of Investments
June 30, 2008(Unaudited)
Leuthold Select Equities Fund

		Shares	Value
COMMON STOCKS - 93.48%
Beverages - 1.77%
The Coca-Cola Co.		9,134	$474,785
Biotechnology - 5.84%
Biogen Idec, Inc. (a)		8,373	467,967
Genentech, Inc. (a)		7,866	597,029
Invitrogen Corp. (a)		12,687	498,092
			1,563,088
Bottled & Canned Soft Drinks And Carbonated Waters - 1.87%
Coca-Cola Femsa SA de CV - ADR		8,881	500,800
Chemicals - 4.42%
CF Industries Holdings, Inc.		4,313	659,026
Potash Corp.		2,301	525,940
			1,184,966
Commercial Banks - 1.94%
Banco Bradesco S A		25,373	519,132
Communications Equipment - 2.10%
Research In Motion Ltd. (a)		4,821	563,575
Computers & Peripherals - 2.49%
Western Digital Corp. (a)		19,284	665,877
Diversified Telecommunication Services - 0.98%
Telefonica SA - ADR		3,299	262,534
Electric Utilities - 2.30%
Companhia Paranaense de Energia-Copel		30,448	617,181
Electronic Equipment & Instruments - 3.55%
Amphenol Corp.		11,164	501,040
AU Optronics Corp. - ADR		28,418	450,141
			951,181
Energy Equipment & Services - 9.36%
Helmerich & Payne, Inc.		9,134	657,831
National-Oilwell, Inc. (a)		6,597	585,286
Noble Corp.		8,627	560,410
Weatherford International Ltd. (a)		14,209	704,624
			2,508,151
Food & Staples Retailing - 2.02%
Wal-Mart Stores, Inc.		9,642	541,880
Food Products - 3.51%
Bunge Ltd.		4,567	491,820
Fresh Del Monte Produce, Inc. (a)		19,030	448,537
			940,357
Health Care Providers & Services - 2.10%
Universal Health Services, Inc.		8,881	561,457
Household Durables - 1.83%
Matsushita Electric Industrial Co. Ltd. - ADR		22,836	489,147
Leisure Equipment & Products - 2.04%
Marvel Entertainment, Inc. (a)		17,000	546,380
Life Science Tools & Services - 1.95%
Thermo Electron Corp. (a)		9,388	523,193
Machinery - 3.84%
AGCO Corp. (a)		8,627	452,141
Gardner Denver, Inc. (a)		10,149	576,463
			1,028,604
Marine - 4.90%
Dryships, Inc.		4,060	325,531
Genco Shipping & Trading Ltd.		7,866	512,863
Kirby Corp. (a)		9,896	475,008
			1,313,402
Metals & Mining - 4.69%
Mechel Steel Group Oao - ADR (a)		12,940	641,048
Steel Dynamics, Inc.		15,731	614,610
			1,255,658
Oil & Gas - 4.31%
ENI SPA - ADR		6,851	508,550
Murphy Oil Corp.		6,597	646,836
			1,155,386
Oil, Gas & Consumable Fuels - 2.05%
Devon Energy Corp.		4,567	548,771
Pharmaceuticals - 7.90%
Genzyme Corp. (a)		8,119	584,730
Johnson & Johnson		8,373	538,719
Novo-Nordisk A/S - ADR		8,119	535,854
Sanofi-Aventis - ADR		13,702	455,318
			2,114,621
Phosphatic Fertilizers - 2.33%
Mosaic Co. (a)		4,313	624,091
Road & Rail - 2.08%
CSX Corp.		8,881	557,816
Software - 2.11%
Oracle Corp. (a)		26,896	564,816
Tobacco - 1.84%
British American Tobacco PLC - ADR		7,104	491,952
Water Utilities - 1.99%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR		10,403	532,217
Wholesale Trade-Non-Durable Goods - 1.65%
Herbalife Ltd.		11,418	442,447
Wireless Telecommunication Services - 3.72%
Mobile Telesystems - ADR (a)		7,104	544,238
Vimpekom-SP - ADR		15,224	451,848
			996,086
TOTAL COMMON STOCKS (Cost $23,291,895)			$25,039,551
PREFERRED STOCKS - 4.67%
Commercial Banks - 1.94%
Banco Itau Holding Financeira SA		25,627	520,484
Diversified Telecommunication Services - 2.73%
Brasil Telecom SA		7,612	243,203
Tele Norte Leste Participacoes SA		19,537	486,667
			729,870
TOTAL PREFERRED STOCKS (Cost $1,352,932)			$1,250,354

SHORT TERM INVESTMENTS - 5.92%
Money Market Funds - 5.92%
Fidelity Money Market Portfolio - Select Class		1,586,854	1,586,854
TOTAL SHORT TERM INVESTMENTS (Cost $1,586,854)			$1,586,854

Total Investments (Cost $26,231,681) - 104.07%			$27,876,759
Liabilities in Excess of Other Assets - (4.07)%			(1,090,747)
TOTAL NET ASSETS - 100.00%			$26,786,012

ADR	American Depository Receipt
(a) Non Income Producing

Schedule of Investments
June 30, 2008 (Unaudited)
Leuthold Undervalued & Unloved Fund

		Shares	Value
COMMON STOCKS - 93.16%
Auto Components - 0.58%
ArvinMeritor, Inc.		10,190	$127,171
Automobiles - 1.02%
Harley-Davidson, Inc.		6,158	223,289
Chemicals - 3.13%
The Dow Chemical Co.		6,122	213,719
NL Industries		7,636	72,771
RPM International, Inc.		19,516	402,030
			688,520
Commercial Banks - 6.51%
Comerica, Inc.		5,729	146,834
HSBC Holdings PLC - ADR		2,761	211,769
PNC Financial Services Group		6,865	391,992
SunTrust Banks, Inc.		3,936	142,562
TCF Financial Corp.		13,328	160,336
US Bancorp		7,087	197,656
Wilmington Trust Corp.		6,784	179,369
			1,430,518
Computers & Peripherals - 1.41%
NCR Corp. (a)		4,196	105,739
Seagate Technology		10,661	203,945
			309,684
Electric Utilities - 10.75%
Allete, Inc.		6,410	269,220
Cleco Corp.		10,576	246,738
Companhia Paranaense de Energia-Copel		17,642	357,603
Enersis SA - ADR		13,388	208,585
Hawaiian Electric Industries		9,560	236,419
PG&E Corp.		10,014	397,455
TECO Energy, Inc.		25,230	542,193
Westar Energy, Inc.		4,790	103,033
			2,361,246
Electrical Equipment - 2.07%
Superior Essex, Inc. (a)		4,672	208,511
Thomas & Betts Corp. (a)		6,529	247,123
			455,634
Electromedical & Electrotherapeutic Apparatus - 0.54%
Syneron Medical Ltd. (a)		7,198	118,335
Electronic Equipment & Instruments - 3.36%
AU Optronics Corp. - ADR		25,987	411,634
SYNNEX Corp. (a)		13,009	326,396
			738,030
Energy Equipment & Services - 8.38%
Nabors Industries Ltd. (a)		13,751	676,962
Pioneer Drilling Co. (a)		32,696	615,012
Rowan Companies, Inc.		8,820	412,335
Tidewater, Inc.		2,122	137,993
			1,842,302
Food & Staples Retailing - 1.02%
Winn Dixie Stores, Inc. (a)		13,924	223,062
Food Products - 1.97%
Archer-Daniels-Midland Co.		6,382	215,393
Sara Lee Corp.		17,765	217,621
			433,014
Health Care Providers & Services - 3.00%
Kindred Healthcare, Inc. (a)		14,676	422,082
Pharmerica Corp. (a)		10,478	236,698
			658,780
Household Durables - 4.30%
KB Home		17,403	294,633
Lennar Corp.		21,824	269,308
Tupperware Corp.		11,153	381,656
			945,597
Insurance - 13.20%
ACE Ltd.		7,636	420,667
The Allstate Corp.		9,543	435,065
American Financial Group, Inc.		10,061	269,132
Arch Capital Group Ltd. (a)		4,271	283,253
Chubb Corp.		8,025	393,305
Nationwide Financial Services		5,914	283,931
Protective Life Corp.		5,078	193,218
Travelers Companies, Inc.		11,464	497,538
Zenith National Insurance Corp.		3,539	124,431
			2,900,540
Metals & Mining - 4.05%
Gerdau Ameristeel Corp.		31,111	600,442
Nucor Corp.		3,891	290,541
			890,983
Motion Picture & Video Tape Production - 1.91%
Dreamworks Animation Skg, Inc. (a)		14,075	419,576
Multi-Utilities - 1.42%
Duke Energy Corp.		17,999	312,823
Oil & Gas - 9.84%
ChevronTexaco Corp.		8,620	854,500
Devon Energy Corp.		7,779	934,725
Total SA - ADR		4,384	373,824
			2,163,049
Oil, Gas & Consumable Fuels - 1.18%
Tsakos Energy Navigation Ltd.		6,981	258,855
Paper & Forest Products - 0.54%
International Paper Co.		5,066	118,038
Pharmaceutical Preparations - 1.77%
Viropharma, Inc. (a)		35,260	389,976
Pharmaceuticals - 3.57%
AstraZeneca PLC - ADR		10,448	444,354
Bristol-Myers Squibb Co.		16,563	340,038
			784,392
Real Estate - 1.60%
Host Marriott Corp.		25,773	351,801
Retail - 0.88%
Home Depot, Inc.		8,226	192,653
Specialty Retail - 0.35%
Chico's FAS, Inc. (a)		14,491	77,817
Textiles, Apparel & Luxury Goods - 1.41%
Brown Shoe Co, Inc.		5,858	79,376
Skechers U.S.A., Inc. (a)		4,706	92,991
Warnaco Group, Inc. (a)		3,105	136,837
			309,204
Tobacco - 1.23%
Reynolds American, Inc.		4,003	186,820
Universal Corp.		1,834	82,933
			269,753
Water Utilities - 2.17%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR		9,328	477,220
TOTAL COMMON STOCKS (Cost $20,498,365)			$20,471,862

PREFERRED STOCKS - 1.84%
Diversified Telecommunication Services - 1.84%
Tele Norte Leste Participacoes SA		16,244	404,638
TOTAL PREFERRED STOCKS (Cost $364,640)			$404,638

SHORT TERM INVESTMENTS - 3.65%
Money Market Funds - 3.65%
Fidelity Money Market Portfolio - Select Class		801,721	801,721
TOTAL SHORT TERM INVESTMENTS (Cost $801,721)			$801,721

Total Investments (Cost $21,664,726) - 98.65%			$21,678,221
Other Assets in Excess of Liabilities - 1.35%			296,665
TOTAL NET ASSETS - 100.00%			$21,974,886

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a) Non Income Producing

Leuthold Global Fund
June 30, 2008 (Unaudited)
Schedule of Investments

		Shares	Value
COMMON STOCKS - 56.16%
Air Freight & Logistics - 0.61%
Ryder System, Inc.		1,081	74,459
Beverages - 1.62%
Asahi Breweries Ltd.		1,700	31,731
Diageo PLC - ADR		400	29,548
Foster's Group Ltd.		6,704	32,584
Heineken Holdings NV		761	34,914
Kirin Brewery Co. Ltd.		3,000	46,843
Pepsi Bottling Group, Inc.		777	21,694
			197,314
Chemicals - 3.44%
BASF AG		504	34,772
China Bluechemical Ltd.		88,000	60,945
Linde AG		281	39,508
Methanex Corp. (a)		1,383	39,088
Mitsui Chemicals, Inc.		16,000	78,806
Nova Chemical (a)		2,288	56,319
Tosoh Corp.		9,000	36,785
Zeon Corporation		18,000	72,214
			418,437
Communications Services - 0.38%
Telecom Italia SPA - ADR		2,293	45,768
Construction Materials - 0.23%
Cemex S.A. De C.V. - ADR (a)		1,111	27,442
Diversified Financial Services - 0.77%
Investor Ab		1,200	24,658
Leucadia National Corp.		1,470	69,002
			93,660
Diversified Telecommunication Services - 4.89%
BCE, Inc.		1,367	47,630
Belgacom SA		1,436	61,949
China Netcom Group Corp. Hong Kong Ltd. - ADR		1,096	59,831
France Telecom SA		2,009	59,181
Nippon Teleg & Tel Corp. - ADR (a)		1,693	41,140
Philippine Long Distance Telephone - ADR		901	48,131
Telenor ASA		3,400	63,952
TeliaSonera AB		9,500	70,353
Telkom Sa Ltd. - ADR		444	33,700
Verizon Communications, Inc.		3,072	108,749
			594,616
Electric Utilities - 5.41%
British Energy Group		7,310	103,742
CPFL Energia SA - ADR		587	40,127
Edison International		1,292	66,383
Electricite De Frnace		832	79,042
Emera Inc. Com (a)		3,690	83,484
Endesa SA		1,375	66,981
Enel SPA		5,807	55,223
Hong Kong Electric Holdings		12,000	71,795
Pepco Holdings, Inc.		452	11,594
The Tokyo Electric Power Co. Inc.		3,100	79,701
			658,072
Electronic Equipment & Instruments - 3.50%
Arrow Electronics, Inc. (a)		2,050	62,976
AU Optronics Corp. - ADR		4,057	64,263
Avnet, Inc. (a)		2,203	60,098
AVX Corp.		5,272	59,626
Ingram Micro, Inc. (a)		3,807	67,574
Taiyo Yuden Co. Ltd.		5,000	51,655
TDK Corp.		1,000	59,896
			426,088
Energy Equipment & Services - 3.70%
BJ Services Co.		3,058	97,672
Global Industries Ltd. (a)		1,747	31,324
Helix Energy Solutions Group, Inc. (a)		892	37,143
Helmerich & Payne, Inc.		882	63,521
Nabors Industries Ltd. (a)		1,316	64,787
Patterson-UTI Energy, Inc.		1,795	64,692
Rowan Companies, Inc.		1,956	91,443
			450,582
Gas Utilities - 2.76%
AGL Resources, Inc.		1,602	55,397
Atmos Energy Corp.		2,137	58,917
Gas Natural SDG SA		911	53,128
Hong Kong & China Gas		20,100	47,793
Southern Union Co.		2,160	58,363
UGI Corp.		2,170	62,301
			335,899
Gold Ores - 0.70%
Teck Cominco Ltd.		1,778	85,255
Machinery - 0.68%
Reliance Steel & Aluminum Co.		1,070	82,486
Marine - 2.82%
China Cosco Holdings		16,500	40,291
China Shipping Container		68,000	26,599
D/S Norden		600	64,603
Kuehne & Nagel International AG		792	75,242
Neptune Orient Line		22,000	52,229
Orient Overseas International		8,500	42,515
Pacific Basin Shipping Ltd.		29,000	41,433
			342,912
Metals & Mining - 4.79%
Antofagasta		7,321	95,951
Commercial Metals Co.		1,886	71,102
Gerdau Ameristeel Corp.		6,385	123,230
Godo Steel Ltd.		5,000	14,927
Nucor Corp.		865	64,590
Teck Cominco Ltd.		253	12,200
United States Steel Corp.		635	117,335
Voest-Alpine AG		1,010	82,929
			582,264
Multi-Utilities - 0.68%
Duke Energy Corp.		4,735	82,294
Multi-Utilities & Unregulated Power - 1.07%
Energen Corp.		926	72,256
Oneok, Inc.		1,193	58,254
			130,510
Oil & Gas - 4.76%
Apache Corp.		553	76,867
Chesapeake Energy Corp.		1,519	100,193
Encana Corp.		961	87,384
Frontier Oil Corp.		2,257	53,965
Petroleo Brasileiro SA - ADR		826	58,506
Tesoro Petroleum Corp.		2,607	51,540
Valero Energy Corp.		1,615	66,506
XTO Energy, Inc.		1,226	83,993
			578,954
Oil, Gas & Consumable Fuels - 3.37%
Beach Petroleum		37,395	48,037
Devon Energy Corp.		750	90,120
Oil Search Ltd.		13,977	91,114
Petro-Canada (a)		1,026	57,463
Royal Dutch Shell PLC		1,371	55,162
Venture Production		3,915	67,765
			409,661
Petroleum Refining - 0.47%
BP PLC - ADR		820	57,047
Road & Rail - 3.56%
Canadian National Railway Co.		1,398	67,216
MTR Corp. Ltd.		24,000	75,565
Nippon Express Co. Ltd.		12,000	57,522
Nippon Konpo Unyu		6,000	76,565
Norfolk Southern Corp.		1,222	76,583
Union Pacific Corp.		1,052	79,426
			432,877
Software - 2.87%
Compuware Corp. (a)		8,850	84,429
Microsoft Corp.		2,400	66,024
NSD Co. Ltd.		5,400	61,280
Sumisho Computer Systems		3,700	67,599
Sybase, Inc. (a)		2,353	69,225
			348,557
Telephone Communications, Except Radiotelephone - 0.21%
Portugal Telecom SGPS SA - ADR		2,324	26,122
Wireless Telecommunication Services - 2.87%
America Movil SA De CV - ADR		1,100	58,025
Millicom International Cellular, SA		632	65,412
NTT DoCoMo, Inc. - ADR (a)		3,427	50,034
Partner Communications - ADR		3,174	75,319
Telephone & Data Systems, Inc.		1,240	58,615
Turkcell Iletisim Hizmet AS - ADR		2,907	42,297
			349,702
TOTAL COMMON STOCKS (Cost $6,924,984)			$6,830,978

		Principal
		Amount	Value
FOREIGN GOVERNMENT BONDS - 18.33%
Australia Common (b)
5.75%, 06/15/2011		$440,000	410,976
Republic of Brazil (b)
12.50%, 01/05/2022		896,000	543,547
New Zealand (b)
7.00%, 07/15/2009		450,000	343,070
Norwegian Government (b)
5.50%, 05/15/2009		1,280,000	249,394
Sweden (b)
5.00%, 01/28/2009		1,445,000	240,631
United Kingdom (b)
4.75%, 06/07/2010		224,000	442,222
TOTAL FOREIGN GOVERNMENT BONDS (Cost $2,252,788)			$2,229,840
		Shares
SHORT TERM INVESTMENTS - 18.86%
Money Market Funds - 18.86%
Fidelity Money Market Portfolio - Select Class
5.16%		2,293,388	$2,293,388
TOTAL SHORT TERM INVESTMENTS (Cost $2,293,388)			$2,293,388

Total Investments (Cost $11,471,160) - 93.35%			$11,354,206
Other Assets in Excess of Liabilities - 6.65%			808,965
TOTAL NET ASSETS - 100.00%			$12,163,171

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a) Non Income Producing
(b) Foreign issue security

Leuthold Global Fund
June 30, 2008 (Unaudited)
Schedule of Securities Sold Short

		Shares	Value
COMMON STOCKS - 0.00%
AGA Foodservice Group		0	$2
Total Securities Sold Short - 0.00%			$2
(Proceeds $5)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title)   /s/ Steven C. Leuthold, President
Steven C. Leuthold, President

Date     8/27/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Steven C. Leuthold, President
Steven C. Leuthold, President

Date    8/27/08

By (Signature and Title)*    /s/ David R. Cragg
David R. Cragg, Treasurer

Date      8/25/08

* Print the name and title of each signing officer under his or her signature.